Document and Entity Information	0 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Sep. 01, 2013
Prospectus Date	Sep. 01, 2013
Cutwater Investment Grade Bond Fund | Institutional
Risk/Return:
Trading Symbol	CWBIX
Cutwater Investment Grade Bond Fund | Class A
Risk/Return:
Trading Symbol	CWBNX
Cutwater Investment Grade Bond Fund | Class C
Risk/Return:
Trading Symbol	CIGTX
DuPont Capital Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DCEAX
DuPont Capital Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DCECX
DuPont Capital Emerging Markets Fund | Class D
Risk/Return:
Trading Symbol	DCEDX
DuPont Capital Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DCMEX
DuPont Capital Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DCDAX
DuPont Capital Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DCDCX
DuPont Capital Emerging Markets Debt Fund | Class D
Risk/Return:
Trading Symbol	DCDDX
DuPont Capital Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	DCDEX
EIC Value Fund | Class A
Risk/Return:
Trading Symbol	EICVX
EIC Value Fund | Class C
Risk/Return:
Trading Symbol	EICCX
EIC Value Fund | Retail Class
Risk/Return:
Trading Symbol	EICRX
EIC Value Fund | Institutional Class
Risk/Return:
Trading Symbol	EICIX
Estabrook Investment Grade Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	EEFAX
Estabrook Investment Grade Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	EEFCX
Estabrook Investment Grade Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	EEFIX
Estabrook Investment Grade Fixed Income Fund | Class R
Risk/Return:
Trading Symbol	EEFRX
Formula Investing U.S. Value 1000 Fund | Class A
Risk/Return:
Trading Symbol	FVVAX
Formula Investing U.S. Value 1000 Fund | Class C
Risk/Return:
Trading Symbol	FVVCX
Formula Investing U.S. Value 1000 Fund | Class I
Risk/Return:
Trading Symbol	FVVIX
Formula Investing U.S. Value Select Fund | Class A
Risk/Return:
Trading Symbol	FNSAX
Formula Investing U.S. Value Select Fund | Class C
Risk/Return:
Trading Symbol	FNSCX
Formula Investing U.S. Value Select Fund | Class I
Risk/Return:
Trading Symbol	FNSIX
Formula Investing International Value 400 Fund | Class A
Risk/Return:
Trading Symbol	FNVAX
Formula Investing International Value 400 Fund | Class C
Risk/Return:
Trading Symbol	FNVCX
Formula Investing International Value 400 Fund | Class I
Risk/Return:
Trading Symbol	FNVIX
Formula Investing International Value Select Fund | Class A
Risk/Return:
Trading Symbol	FNAAX
Formula Investing International Value Select Fund | Class C
Risk/Return:
Trading Symbol	FNACX
Formula Investing International Value Select Fund | Class I
Risk/Return:
Trading Symbol	FNAIX
Gotham Absolute Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GARIX
Lateef Fund | Class A
Risk/Return:
Trading Symbol	LIMAX
Lateef Fund | Class C
Risk/Return:
Trading Symbol	LIMCX
Lateef Fund | Class I
Risk/Return:
Trading Symbol	LIMIX
Origin International Equity Fund | Class I Shares
Risk/Return:
Trading Symbol	OINTX
Pacific Capital Tax-Free Securities Fund | Class Y
Risk/Return:
Trading Symbol	PTXFX
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Risk/Return:
Trading Symbol	PTFSX
Polen Growth Fund | Retail Class
Risk/Return:
Trading Symbol	POLRX
Polen Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	POLIX
Private Capital Management Value Fund | Class A
Risk/Return:
Trading Symbol	VFPAX
Private Capital Management Value Fund | Class I
Risk/Return:
Trading Symbol	VFPIX
Timberline Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	SGWAX
Timberline Small Cap Growth Fund | Advisor Class
Risk/Return:
Trading Symbol	SGWYX
Timberline Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	SGRIX
WHV International Equity Fund | Class A
Risk/Return:
Trading Symbol	WHVAX
WHV International Equity Fund | Class I
Risk/Return:
Trading Symbol	WHVIX
WHV International Equity Fund | Class C
Risk/Return:
Trading Symbol	WHVCX
WHV Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	WHEAX
WHV Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	WHEIX
Class A Prospectus | Boston Advisors Broad Allocation Strategy Fund | Class A
Risk/Return:
Trading Symbol	BABAX
Institutional Class Prospectus | Boston Advisors Broad Allocation Strategy Fund | Institutional
Risk/Return:
Trading Symbol	BABIX